Supplemental Financial Statement Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2016
Schedule Of Balance Sheets
BALANCE SHEETS

	December 31,
	2016	2015
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$2	$1
Accounts receivable from related companies	55	34
Total current assets	57	35
PROPERTY, PLANT AND EQUIPMENT, net	36	20
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	5,088	5,764
INTANGIBLE ASSETS, net	1	6
GOODWILL	9	9
OTHER NON-CURRENT ASSETS, net	10	10
Total assets	$5,201	$5,844
LIABILITIES AND PARTNERS’ CAPITAL
CURRENT LIABILITIES:
Accounts payable	$1	$—
Accounts payable to related companies	22	111
Interest payable	66	66
Accrued and other current liabilities	3	1
Total current liabilities	92	178
LONG-TERM DEBT, less current maturities	6,358	6,332
NOTE PAYABLE TO AFFILIATE	443	265
OTHER NON-CURRENT LIABILITIES	2	1

COMMITMENTS AND CONTINGENCIES

PARTNERS’ DEFICIT:
General Partner	(3)	(2)
Limited Partners:
Common Unitholders (1,046,947,157 and 1,044,767,336 units authorized, issued and outstanding as of December 31, 2016 and 2015, respectively)	(1,871)	(952)
Class D Units (2,156,000 units authorized, issued and outstanding as of December 31, 2015)	—	22
Series A Convertible Preferred Units (329,295,770 units authorized, issued and outstanding as of December 31, 2016)	180	—
Total partners’ deficit	(1,694)	(932)
Total liabilities and partners’ deficit	$5,201	$5,844

Schedule Of Statements Of Operations
STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2016	2015	2014
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$(185)	$(112)	$(111)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(327)	(294)	(205)
Equity in earnings of unconsolidated affiliates	1,511	1,601	955
Other, net	(4)	(5)	(5)
INCOME BEFORE INCOME TAXES	995	1,190	634
Income tax expense	—	1	1
NET INCOME	995	1,189	633
General Partner’s interest in net income	3	3	2
Convertible Unitholders’ interest in income	9	—	—
Class D Unitholder’s interest in net income	—	3	2
Limited Partners’ interest in net income	$983	$1,183	$629

Schedule Of Statements Of Cash Flows
STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2016	2015	2014
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$918	$1,103	$816
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for Bakken Pipeline Transaction	—	(817)	—
Contributions to unconsolidated affiliates	(70)	—	(118)
Capital expenditures	(16)	(19)	—
Purchase of additional interest in Regency	—	—	(800)
Net cash used in investing activities	(86)	(836)	(918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	225	3,672	3,020
Principal payments on debt	(210)	(1,985)	(1,142)
Distributions to partners	(1,022)	(1,090)	(821)
Proceeds from affiliate	176	210	54
Units repurchased under buyback program	—	(1,064)	(1,000)
Debt issuance costs	—	(11)	(15)
Net cash provided by (used in) financing activities	(831)	(268)	96
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(1)	(6)
CASH AND CASH EQUIVALENTS, beginning of period	1	2	8
CASH AND CASH EQUIVALENTS, end of period	$2	$1	$2